As filed with the Securities and Exchange Commission on February 16 , 2018
 File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 290	☒
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 294	☒
(Check appropriate box or boxes)
Starboard Investment Trust
 (Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
 (Address of Principal Executive Offices)
252-972-9922
(Registrant's Telephone Number, including Area Code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 290 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 286 filed January 26, 2018 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 16th  day of February , 2018.

STARBOARD INVESTMENT TRUST

By:	/s/ Katherine M. Honey
Katherine M. Honey
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

	Signature	Title	Date

*
	James H. Speed, Jr.	Trustee and Chairman	February 16 , 2018

*
	J. Buckley Strandberg	Trustee	February 16 , 2018

*
	Michael G. Mosley	Trustee	February 16 , 2018

*
	Theo H. Pitt, Jr.	Trustee	February 16 , 2018

*
	Ashley E. Harris	Treasurer, Assistant Secretary and Principal	February 16 , 2018
Financial Officer

By:	/s/ Katherine M. Honey	February 16 , 2018
Katherine M. Honey
President, Principal Executive Officer
and Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase